Equity - Summary of Changes in Common Shares Issued (Detail) - shares		6 Months Ended	12 Months Ended
	Jan. 17, 2017	Jun. 30, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common stock issued	2,297,100		27,500,000
Common Stock
Class of Stock [Line Items]
Balance at the beginning of the period		91,680,441
Shares of common stock issued in connection with Corporate Reorganization			62,518,680
Common stock issued	2,297,100	7,815,225	27,500,000
Shares of common stock issued in connection with Rosewood Acquisition			1,308,427
Restricted common shares issued		1,640,351	353,334
Balance at the end of the period		101,136,017	91,680,441